STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.7%
Aerospace & Defense - .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	250,000		217,521
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	175,000	[a]	177,521
				395,042
Airlines - .0%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	211,722		198,713
Automobiles & Components - .0%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	150,000		125,685
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	150,000		150,270
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	350,000	[b,c]	349,998
Barclays PLC, Sr. Unscd. Notes	7.39	11/2/2028	325,000		342,290
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	330,000		335,288
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	320,000		318,098
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	215,000		212,029
Deutsche Bank AG, Sr. Notes	6.72	1/18/2029	375,000		387,326
HSBC Holdings PLC, Sr. Unscd. Notes	4.76	6/9/2028	125,000		122,453
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	100,000		104,163
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[c]	281,538
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	375,000		347,997
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	260,000		254,848
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	255,000	[a,c]	252,054
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	200,000		216,305
Societe Generale SA, Sr. Notes	6.69	1/10/2034	350,000	[a]	365,832
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	385,000		418,044
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	175,000	[a]	173,427
				4,631,960
Beverage Products - .1%
Anheuser-Busch Companies LLC/Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	300,000		275,649

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.7% (continued)
Chemicals - .0%
Celanese US Holdings LLC, Gtd. Notes	5.90	7/5/2024	215,000	[b]	214,966
Consumer Discretionary - .1%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	325,000		299,386
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	275,000		240,792
				540,178
Diversified Financials - .4%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	300,000		279,223
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	425,000	[a]	382,864
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	275,000		244,566
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	200,000	[b]	188,288
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	310,000		272,313
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	350,000	[a]	248,199
				1,615,453
Electronic Components - .1%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	275,000		246,852
Energy - .3%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	175,000		150,307
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	200,000		175,273
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	200,000		196,782
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	125,000		125,528
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	170,000		164,183
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	250,000		243,955
TransCanada PipeLines Ltd., Sr. Unscd. Notes	2.50	10/12/2031	175,000		145,364
				1,201,392
Food Products - .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	300,000		240,291
Foreign Governmental - .1%
Japan Finance Organization for Municipalities, Sr. Unscd. Notes	1.38	2/10/2031	200,000	[a]	159,016
Ontario Teachers' Finance Trust, Gtd. Notes	2.00	4/16/2031	200,000	[a]	166,552

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 11.7% (continued)
Foreign Governmental - .1% (continued)
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	100,000	95,232
Province of Manitoba, Sr. Unscd. Notes	4.30	7/27/2033	160,000	153,498
				574,298
Health Care - .3%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	285,000	259,918
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	225,000	222,985
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	79,384
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	360,000	320,369
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	300,000	293,561
				1,176,217
Information Technology - .0%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	275,000	238,201
Insurance - .1%
MetLife, Inc., Jr. Sub. Bonds, Ser. G	3.85	9/15/2025	100,000	[b,c] 96,400
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	275,000	225,040
				321,440
Internet Software & Services - .2%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	325,000	288,378
eBay, Inc., Sr. Unscd. Notes	1.90	3/11/2025	265,000	258,001
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	380,000	324,770
				871,149
Media - .0%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	150,000	151,575
Metals & Mining - .1%
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	225,000	[a] 185,120
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	150,000	129,686
				314,806
Real Estate - .1%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	225,000	[b] 181,333
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	175,000	142,167
Prologis LP, Sr. Unscd. Notes	4.75	6/15/2033	100,000	96,020
				419,520
Retailing - .1%
McDonald's Corp., Sr. Unscd. Notes	4.95	8/14/2033	200,000	[b] 196,230
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	280,000	221,562
				417,792
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	175,000	[a] 146,370

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.7% (continued)
Semiconductors & Semiconductor Equipment - .2% (continued)
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	300,000	[a]	235,596
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	225,000	[a]	224,079
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	200,000		193,041
NXP BV/NXP Funding LLC, Gtd. Notes	5.35	3/1/2026	160,000		159,545
				958,631
Technology Hardware & Equipment - .0%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	200,000		147,147
Telecommunication Services - .2%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	515,000		426,914
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	200,000		197,684
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	375,000		269,265
Verizon Communications, Inc., Sr. Unscd. Notes	3.40	3/22/2041	140,000		107,175
				1,001,038
Transportation - .1%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	250,000		243,785
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	246,148		200,373
U.S. Government Agencies Mortgage-Backed - 3.7%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			231,080	[d]	168,183
2.00%, 8/1/2041-2/1/2052			1,089,482	[d]	845,620
2.50%, 3/1/2042			366,794	[d]	313,269
3.00%, 11/1/2051-1/1/2052			597,589	[d]	505,500
3.50%, 1/1/2052-3/1/2052			605,237	[d]	532,638
4.00%, 1/1/2052			396,609	[d]	360,820
4.50%, 8/1/2053			338,933	[d]	317,769
5.00%, 11/1/2052-6/1/2053			629,807	[d]	611,825
5.50%, 1/1/2053-4/1/2054			761,344	[d]	752,728
6.00%, 12/1/2053-2/1/2054			761,071	[d]	765,293
6.50%, 12/1/2053			339,957	[d]	347,065
Federal National Mortgage Association:
1.50%, 1/1/2042			233,678	[d]	187,125
2.00%, 10/1/2050-1/1/2052			1,579,522	[d]	1,233,673
2.50%, 6/1/2051-3/1/2052			2,411,634	[d]	1,950,467
3.00%, 1/1/2052-6/1/2052			1,580,393	[d]	1,336,885
3.50%, 3/1/2048-3/1/2052			970,324	[d]	861,933

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.7% (continued)
U.S. Government Agencies Mortgage-Backed - 3.7% (continued)
4.00%, 4/1/2052-6/1/2052			631,664	[d]	574,130
4.50%, 10/1/2052			298,713	[d]	281,672
5.00%, 4/1/2053			534,341	[d]	514,748
5.50%, 9/1/2053-5/1/2054			615,182	[d]	605,669
6.00%, 9/1/2053			649,259	[d]	652,321
Government National Mortgage Association II:
2.00%, 8/20/2051-9/20/2051			375,484		292,194
2.50%, 5/20/2051-8/20/2052			1,133,778		934,202
3.00%, 6/20/2050-11/20/2051			670,196		577,900
3.50%, 1/20/2052			238,157		212,861
4.00%, 2/20/2051-5/20/2051			254,472		230,405
4.50%, 7/20/2052			366,530		347,089
				16,313,984
U.S. Treasury Securities - 4.2%
U.S. Treasury Bonds	3.00	8/15/2052	700,000		518,615
U.S. Treasury Bonds	3.63	5/15/2053	825,000		691,244
U.S. Treasury Bonds	3.63	2/15/2053	585,000		490,052
U.S. Treasury Bonds	3.88	2/15/2043	930,000		831,605
U.S. Treasury Bonds	4.00	11/15/2052	755,000		678,129
U.S. Treasury Bonds	4.13	8/15/2053	415,000		380,746
U.S. Treasury Bonds	4.75	11/15/2053	310,000		315,909
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	290,920	[e]	276,147
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	455,839	[e]	428,283
U.S. Treasury Notes	0.50	8/31/2027	515,000		451,450
U.S. Treasury Notes	1.25	11/30/2026	215,000		197,493
U.S. Treasury Notes	1.75	12/31/2026	55,000		51,075
U.S. Treasury Notes	2.00	11/15/2026	20,000		18,739
U.S. Treasury Notes	2.38	5/15/2027	1,280,000		1,199,925
U.S. Treasury Notes	2.50	3/31/2027	980,000		923,995
U.S. Treasury Notes	2.88	4/30/2029	785,000		728,747
U.S. Treasury Notes	3.25	6/30/2027	100,000		96,043
U.S. Treasury Notes	3.25	6/30/2029	940,000		886,482
U.S. Treasury Notes	3.38	5/15/2033	670,000		615,026
U.S. Treasury Notes	3.50	1/31/2028	345,000		332,352
U.S. Treasury Notes	3.50	2/15/2033	555,000		515,435
U.S. Treasury Notes	3.63	3/31/2030	690,000		658,910
U.S. Treasury Notes	3.88	8/15/2033	150,000		142,978
U.S. Treasury Notes	3.88	12/31/2027	555,000		541,775
U.S. Treasury Notes	4.00	7/31/2030	515,000		500,978

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.7% (continued)
U.S. Treasury Securities - 4.2% (continued)
U.S. Treasury Notes	4.00	2/15/2034	5,000	[b]	4,808
U.S. Treasury Notes	4.00	2/29/2028	90,000		88,188
U.S. Treasury Notes	4.13	8/31/2030	975,000	[b]	954,548
U.S. Treasury Notes	4.13	11/15/2032	545,000		530,800
U.S. Treasury Notes	4.38	8/31/2028	310,000	[b]	307,875
U.S. Treasury Notes	4.50	11/15/2025	305,000	[b]	302,707
U.S. Treasury Notes	4.50	4/15/2027	525,000		522,519
U.S. Treasury Notes	4.50	11/15/2033	1,000,000	[b]	1,000,391
U.S. Treasury Notes	4.50	5/31/2029	20,000		20,005
U.S. Treasury Notes	4.63	4/30/2031	150,000		151,125
U.S. Treasury Notes	4.63	2/28/2026	155,000		154,177
U.S. Treasury Notes	4.63	6/30/2025	410,000		407,763
U.S. Treasury Notes	4.75	7/31/2025	160,000		159,350
U.S. Treasury Notes	4.88	10/31/2028	135,000	[b]	136,764
U.S. Treasury Notes	4.88	10/31/2030	190,000		193,807
U.S. Treasury Notes	5.00	8/31/2025	677,000		676,074
U.S. Treasury Notes	5.00	10/31/2025	135,000		134,897
				18,217,931
Utilities - .0%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	150,000		150,079
Total Bonds and Notes (cost $55,186,807)			51,404,147
Description			Shares		Value ($)
Common Stocks - 37.2%
Advertising - .1%
Omnicom Group, Inc.			1,670		155,243
The Interpublic Group of Companies, Inc.			5,045		158,262
				313,505
Aerospace & Defense - .7%
General Electric Co.			3,973		656,101
Howmet Aerospace, Inc.			2,940		248,871
L3Harris Technologies, Inc.			334		75,093
Lockheed Martin Corp.			1,035		486,802
Northrop Grumman Corp.			562		253,333
RTX Corp.			5,027		541,961
The Boeing Company			2,235	[f]	396,958
TransDigm Group, Inc.			275		369,388
				3,028,507
Agriculture - .2%
Altria Group, Inc.			4,051		187,359

Description	Shares	Value ($)
Common Stocks - 37.2% (continued)
Agriculture - .2% (continued)
Archer-Daniels-Midland Co.	2,845	177,642
Philip Morris International, Inc.	6,614	670,527
		1,035,528
Airlines - .1%
Delta Air Lines, Inc.	4,300	219,386
Southwest Airlines Co.	805	21,606
		240,992
Automobiles & Components - .6%
Aptiv PLC	205	[f] 17,068
BorgWarner, Inc.	2,830	100,918
Ford Motor Co.	21,775	264,131
General Motors Co.	4,435	199,531
Tesla, Inc.	10,484	[f] 1,866,991
		2,448,639
Banks - 1.3%
Bank of America Corp.	33,858	1,353,981
Citigroup, Inc.	5,676	353,672
Citizens Financial Group, Inc.	3,815	134,631
Fifth Third Bancorp	3,530	132,093
Huntington Bancshares, Inc.	9,280	129,178
JPMorgan Chase & Co.	10,404	2,108,163
KeyCorp	8,355	120,061
M&T Bank Corp.	821	124,464
Regions Financial Corp.	10,080	195,048
The PNC Financial Services Group, Inc.	1,567	246,630
Truist Financial Corp.	2,398	90,525
Wells Fargo & Co.	11,599	695,012
		5,683,458
Beverage Products - .5%
Brown-Forman Corp., Cl. B	1,860	85,300
CVS Health Corp.	392	23,363
Molson Coors Beverage Co., Cl. B	1,840	100,850
Monster Beverage Corp.	6,048	[f] 314,012
PepsiCo, Inc.	5,011	866,402
The Coca-Cola Company	13,183	829,606
		2,219,533
Building Materials - .2%
Carrier Global Corp.	4,240	267,926
Johnson Controls International PLC	3,182	228,818
Trane Technologies PLC	1,257	411,617
		908,361
Chemicals - .6%
Air Products & Chemicals, Inc.	302	80,543

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 37.2% (continued)
Chemicals - .6% (continued)
Albemarle Corp.	1,213		148,702
Celanese Corp.	756		114,942
CF Industries Holdings, Inc.	960		76,541
Dow, Inc.	2,730		157,330
DuPont de Nemours, Inc.	1,830		150,353
Eastman Chemical Co.	1,785		180,874
Ecolab, Inc.	820		190,404
FMC Corp.	2,300		140,185
Linde PLC	1,835		799,179
LyondellBasell Industries NV, Cl. A	1,445		143,662
PPG Industries, Inc.	721		94,747
The Sherwin-Williams Company	814		247,293
Vulcan Materials Co.	548		140,162
		2,664,917
Commercial & Professional Services - .4%
Automatic Data Processing, Inc.	1,844		451,632
Cintas Corp.	478		324,070
Corpay, Inc.	110	[f]	29,444
Equifax, Inc.	775		179,327
S&P Global, Inc.	1,736		742,157
		1,726,630
Consumer Discretionary - .5%
Caesars Entertainment, Inc.	895	[f]	31,826
Carnival Corp.	7,455	[f]	112,421
Chipotle Mexican Grill, Inc.	116	[f]	363,024
D.R. Horton, Inc.	1,885		278,603
Darden Restaurants, Inc.	1,026		154,300
Hasbro, Inc.	1,985		118,663
Hilton Worldwide Holdings, Inc.	1,179		236,507
Lennar Corp., Cl. A	1,527		244,854
Marriott International, Inc., Cl. A	1,160		268,157
MGM Resorts International	2,730	[f]	109,664
Norwegian Cruise Line Holdings Ltd.	135	[f]	2,241
Royal Caribbean Cruises Ltd.	930	[f]	137,342
Starbucks Corp.	2,563		205,604
Yum! Brands, Inc.	1,012		139,079
		2,402,285
Consumer Durables & Apparel - .1%
NIKE, Inc., Cl. B	4,841		460,137
Tapestry, Inc.	3,700		160,913
		621,050
Consumer Staples - .5%
Church & Dwight Co., Inc.	1,145		122,526
Colgate-Palmolive Co.	2,420		224,963

Description	Shares	Value ($)
Common Stocks - 37.2% (continued)
Consumer Staples - .5% (continued)
Kenvue, Inc.	14,150	273,095
The Procter & Gamble Company	8,699	1,431,333
		2,051,917
Diversified Financials - 1.7%
American Express Co.	3,600	864,000
BlackRock, Inc.	555	428,477
Capital One Financial Corp.	1,485	204,381
CME Group, Inc.	1,155	234,442
Discover Financial Services	1,770	217,108
Franklin Resources, Inc.	7,120	168,032
Intercontinental Exchange, Inc.	2,071	277,307
Invesco Ltd.	7,075	111,148
Mastercard, Inc., Cl. A	2,972	1,328,692
Moody's Corp.	724	287,421
Morgan Stanley	5,530	541,055
Northern Trust Corp.	201	16,932
State Street Corp.	1,985	150,046
The Charles Schwab Corp.	3,405	249,518
The Goldman Sachs Group, Inc.	1,394	636,389
Visa, Inc., Cl. A	6,310	1,719,223
		7,434,171
Electronic Components - .8%
AMETEK, Inc.	1,235	209,431
Amphenol Corp., Cl. A	2,951	390,624
Eaton Corp. PLC	1,626	541,214
Emerson Electric Co.	2,685	301,150
Fastenal Co.	3,065	202,229
Generac Holdings, Inc.	357	[f] 52,554
Honeywell International, Inc.	1,664	336,444
PACCAR, Inc.	3,442	370,015
Quanta Services, Inc.	1,592	439,296
TE Connectivity Ltd.	1,378	206,287
United Rentals, Inc.	542	362,820
		3,412,064
Energy - 1.5%
Baker Hughes Co.	3,435	115,004
Chevron Corp.	4,622	750,151
ConocoPhillips	6,110	711,693
Coterra Energy, Inc.	3,295	93,973
Devon Energy Corp.	1,420	69,694
Diamondback Energy, Inc.	1,550	308,853
EOG Resources, Inc.	3,688	459,340
EQT Corp.	1,320	54,239
Exxon Mobil Corp.	13,960	1,636,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 37.2% (continued)
Energy - 1.5% (continued)
Halliburton Co.	4,010	147,167
Hess Corp.	1,685	259,658
Kinder Morgan, Inc.	5,102	99,438
Marathon Oil Corp.	8,210	237,762
Marathon Petroleum Corp.	1,585	279,927
Occidental Petroleum Corp.	2,750	171,875
ONEOK, Inc.	1,930	156,330
Phillips 66	1,441	204,781
Schlumberger NV	6,165	282,912
The Williams Companies, Inc.	3,810	158,153
Valero Energy Corp.	1,283	201,611
		6,399,511
Environmental Control - .1%
Veralto Corp.	1,090	107,452
Waste Management, Inc.	1,407	296,497
		403,949
Food & Staples Retailing - .7%
Costco Wholesale Corp.	1,689	1,367,904
Sysco Corp.	990	72,092
The Kroger Company	3,210	168,108
Walgreens Boots Alliance, Inc.	20,005	324,481
Walmart, Inc.	18,327	1,205,184
		3,137,769
Food Products - .3%
General Mills, Inc.	3,390	233,062
Lamb Weston Holdings, Inc.	1,380	121,840
Mondelez International, Inc., Cl. A	5,285	362,181
The Hershey Company	1,006	199,017
The J.M. Smucker Company	2,127	237,458
		1,153,558
Forest Products & Paper - .0%
International Paper Co.	2,990	134,819
Health Care - 4.5%
Abbott Laboratories	6,299	643,695
AbbVie, Inc.	6,503	1,048,544
Agilent Technologies, Inc.	2,609	340,240
Amgen, Inc.	2,342	716,301
Baxter International, Inc.	5,295	180,507
Biogen, Inc.	735	[f] 165,331
Boston Scientific Corp.	6,465	[f] 488,560
Cardinal Health, Inc.	2,520	250,160
Centene Corp.	135	[f] 9,665
Corteva, Inc.	2,493	139,458
Danaher Corp.	3,264	838,195

Description	Shares		Value ($)
Common Stocks - 37.2% (continued)
Health Care - 4.5% (continued)
DexCom, Inc.	978	[f]	116,157
Edwards Lifesciences Corp.	736	[f]	63,951
Elevance Health, Inc.	836		450,169
Eli Lilly & Co.	3,020		2,477,427
GE HealthCare Technologies, Inc.	1,615		125,970
Gilead Sciences, Inc.	2,835		182,205
HCA Healthcare, Inc.	1,032		350,622
Hologic, Inc.	840	[f]	61,975
Humana, Inc.	77		27,575
IDEXX Laboratories, Inc.	587	[f]	291,710
Insulet Corp.	910	[f]	161,243
Intuitive Surgical, Inc.	1,376	[f]	553,317
IQVIA Holdings, Inc.	291	[f]	63,755
Johnson & Johnson	10,970		1,608,970
Labcorp Holdings, Inc.	573		111,683
McKesson Corp.	552		314,414
Medtronic PLC	3,253		264,697
Merck & Co., Inc.	9,244		1,160,492
Moderna, Inc.	1,048	[f]	149,392
Pfizer, Inc.	24,686		707,501
Quest Diagnostics, Inc.	711		100,941
Regeneron Pharmaceuticals, Inc.	408	[f]	399,905
ResMed, Inc.	547		112,863
Steris PLC	559		124,590
Stryker Corp.	1,486		506,860
Teleflex, Inc.	272		56,867
The Cigna Group	1,074		370,122
The Cooper Companies, Inc.	784		73,939
Thermo Fisher Scientific, Inc.	1,811		1,028,612
UnitedHealth Group, Inc.	3,554		1,760,545
Vertex Pharmaceuticals, Inc.	1,048	[f]	477,196
Waters Corp.	302	[f]	93,288
Zimmer Biomet Holdings, Inc.	101		11,630
Zoetis, Inc.	2,188		370,997
		19,552,236
Household & Personal Products - .0%
Kimberly-Clark Corp.	1,157		154,228
The Clorox Company	48		6,315
		160,543
Industrial - .7%
Caterpillar, Inc.	1,778		601,889
Copart, Inc.	4,406	[f]	233,782
Deere & Co.	1,194		447,463
Dover Corp.	998		183,452

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 37.2% (continued)
Industrial - .7% (continued)
GE Vernova, Inc.	1,269	[f]	223,217
Huntington Ingalls Industries, Inc.	298		75,424
Illinois Tool Works, Inc.	249		60,445
Ingersoll Rand, Inc.	2,380		221,459
Otis Worldwide Corp.	1,179		116,957
Parker-Hannifin Corp.	660		350,803
Rockwell Automation, Inc.	696		179,241
Snap-on, Inc.	691		188,546
Teledyne Technologies, Inc.	187	[f]	74,230
Textron, Inc.	1,495		130,977
Westinghouse Air Brake Technologies Corp.	855		144,692
		3,232,577
Information Technology - 4.2%
Adobe, Inc.	1,718	[f]	764,098
Autodesk, Inc.	800	[f]	161,280
Cadence Design Systems, Inc.	1,956	[f]	560,022
Cognizant Technology Solutions Corp., Cl. A	1,910		126,347
eBay, Inc.	2,567		139,183
Electronic Arts, Inc.	414		55,012
Fidelity National Information Services, Inc.	2,830		214,740
Fiserv, Inc.	2,427	[f]	363,468
International Business Machines Corp.	2,437		406,613
Intuit, Inc.	1,192		687,116
Microsoft Corp.	28,768		11,942,460
MSCI, Inc.	452		223,821
Oracle Corp.	5,928		694,702
Paychex, Inc.	1,685		202,470
Paycom Software, Inc.	1,271		184,702
PayPal Holdings, Inc.	2,885	[f]	181,726
Roper Technologies, Inc.	283		150,771
Salesforce, Inc.	3,083		722,779
ServiceNow, Inc.	633	[f]	415,837
Synopsys, Inc.	564	[f]	316,291
		18,513,438
Insurance - 1.4%
Aflac, Inc.	3,275		294,324
American International Group, Inc.	4,315		340,108
Aon PLC, Cl. A	551		155,184
Berkshire Hathaway, Inc., Cl. B	6,394	[f]	2,649,674
Chubb Ltd.	1,244		336,900
Cincinnati Financial Corp.	1,075		126,399

Description	Shares		Value ($)
Common Stocks - 37.2% (continued)
Insurance - 1.4% (continued)
Globe Life, Inc.	498		41,214
Marsh & McLennan Cos., Inc.	1,500		311,370
MetLife, Inc.	2,105		152,339
Prudential Financial, Inc.	2,335		281,017
The Allstate Corp.	1,605		268,870
The Progressive Corp.	4,078		861,192
The Travelers Companies, Inc.	1,277		275,449
Willis Towers Watson PLC	631		161,088
		6,255,128
Internet Software & Services - 4.1%
Alphabet, Inc., Cl. A	21,275		3,669,937
Alphabet, Inc., Cl. C	20,814		3,620,803
Amazon.com, Inc.	34,498	[f]	6,086,827
Booking Holdings, Inc.	139		524,913
Match Group, Inc.	1,315	[f]	40,278
Meta Platforms, Inc., Cl. A	8,355		3,900,365
Uber Technologies, Inc.	2,590	[f]	167,210
		18,010,333
Materials - .0%
WestRock Co.	2,440		130,882
Media - .6%
Charter Communications, Inc., Cl. A	467	[f]	134,085
Comcast Corp., Cl. A	7,336		293,660
Fox Corp., Cl. A	1,795		61,802
Live Nation Entertainment, Inc.	1,050	[f]	98,427
Netflix, Inc.	1,779	[f]	1,141,442
News Corporation, Cl. A	6,050		164,500
Paramount Global, Cl. B	6,095		72,591
The Walt Disney Company	3,483		361,919
Warner Bros Discovery, Inc.	18,680	[f]	153,923
		2,482,349
Metals & Mining - .1%
Freeport-McMoRan, Inc.	4,970		262,068
Newmont Corp.	2,280		95,623
Nucor Corp.	984		166,148
		523,839
Real Estate - .7%
American Tower Corp.	914	[g]	178,906
AvalonBay Communities, Inc.	585	[g]	112,718
CBRE Group, Inc., Cl. A	1,730	[f]	152,361
Digital Realty Trust, Inc.	1,366	[g]	198,534
Equinix, Inc.	321	[g]	244,917
Essex Property Trust, Inc.	460	[g]	119,503
Extra Space Storage, Inc.	696	[g]	100,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 37.2% (continued)
Real Estate - .7% (continued)
Federal Realty Investment Trust	1,140	[g]	115,083
Healthpeak Properties, Inc.	2,185	[g]	43,482
Invitation Homes, Inc.	2,650	[g]	92,194
Iron Mountain, Inc.	2,770	[g]	223,511
Prologis, Inc.	2,419	[g]	267,275
Public Storage	1,155	[g]	316,274
Regency Centers Corp.	1,970	[g]	120,958
SBA Communications Corp.	515	[g]	101,290
Simon Property Group, Inc.	1,964	[g]	297,173
UDR, Inc.	3,160	[g]	122,039
Welltower, Inc.	2,125	[g]	220,299
Weyerhaeuser Co.	1,725	[g]	51,802
		3,079,079
Retailing - .9%
AutoZone, Inc.	111	[f]	307,463
Dollar Tree, Inc.	998	[f]	117,714
Domino's Pizza, Inc.	158		80,356
Lowe's Cos., Inc.	2,480		548,799
McDonald's Corp.	2,512		650,332
O'Reilly Automotive, Inc.	296	[f]	285,125
Target Corp.	1,715		267,814
The Home Depot, Inc.	3,684		1,233,661
The TJX Companies, Inc.	4,182		431,164
Tractor Supply Co.	840		239,644
		4,162,072
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.	6,244	[f]	1,042,124
Analog Devices, Inc.	2,120		497,119
Applied Materials, Inc.	3,442		740,305
Broadcom, Inc.	1,599		2,124,351
First Solar, Inc.	238	[f]	64,679
Intel Corp.	10,423		321,550
KLA Corp.	783		594,712
Lam Research Corp.	511		476,477
Microchip Technology, Inc.	2,416		234,908
Micron Technology, Inc.	3,955		494,375
Monolithic Power Systems, Inc.	173		127,264
NVIDIA Corp.	9,374		10,276,997
NXP Semiconductors NV	500		136,050
Teradyne, Inc.	275		38,759
Texas Instruments, Inc.	2,939		573,134
		17,742,804
Technology Hardware & Equipment - 3.3%
Accenture PLC, Cl. A	3,162		892,601

Description	Shares		Value ($)
Common Stocks - 37.2% (continued)
Technology Hardware & Equipment - 3.3% (continued)
Apple, Inc.	55,050		10,583,362
Corning, Inc.	3,035		113,084
F5, Inc.	460	[f]	77,726
Fortinet, Inc.	4,585	[f]	271,982
HP, Inc.	3,861		140,927
Juniper Networks, Inc.	4,985		177,815
Keysight Technologies, Inc.	945	[f]	130,864
Leidos Holdings, Inc.	1,525		224,251
Motorola Solutions, Inc.	428		156,181
Palo Alto Networks, Inc.	1,117	[f]	329,414
Qualcomm, Inc.	4,969		1,013,924
Seagate Technology Holdings PLC	1,240		115,618
Western Digital Corp.	1,645	[f]	123,852
		14,351,601
Telecommunication Services - .5%
Arista Networks, Inc.	1,371	[f]	408,078
AT&T, Inc.	13,380		243,784
Cisco Systems, Inc.	7,850		365,025
T-Mobile US, Inc.	2,593		453,671
Verizon Communications, Inc.	12,383		509,560
		1,980,118
Transportation - .4%
C.H. Robinson Worldwide, Inc.	920		79,460
CSX Corp.	2,973		100,339
FedEx Corp.	1,009		256,246
Norfolk Southern Corp.	1,441		323,937
Union Pacific Corp.	3,079		716,853
United Parcel Service, Inc., Cl. B	2,610		362,607
		1,839,442
Utilities - .9%
American Electric Power Co., Inc.	580		52,345
American Water Works Co., Inc.	649		84,870
CenterPoint Energy, Inc.	5,215		159,110
Consolidated Edison, Inc.	3,385		320,052
Constellation Energy Corp.	1,723		374,322
Dominion Energy, Inc.	5,420		292,246
DTE Energy Co.	1,047		122,007
Duke Energy Corp.	570		59,035
Edison International	3,135		240,925
Entergy Corp.	196		22,048
Evergy, Inc.	5,005		273,573
Eversource Energy	1,855		109,872
Exelon Corp.	6,025		226,239
FirstEnergy Corp.	4,175		168,085

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 37.2% (continued)
Utilities - .9% (continued)
NextEra Energy, Inc.			7,407		592,708
NiSource, Inc.			3,490		101,419
Pinnacle West Capital Corp.			1,855		146,285
Public Service Enterprise Group, Inc.			2,960		224,250
The AES Corp.			2,285		49,333
Xcel Energy, Inc.			2,465		136,684
				3,755,408
Total Common Stocks (cost $65,266,613)			163,193,012

Preferred Stocks - .0%
Telecommunication Services - .0%
AT&T, Inc., Ser. A (cost $250,000)	5.00		10,000		212,000

Rights - .0%
Health Care - .0%
Abiomed, Inc. (cost $0)		12/31/2049	390	[h]	398
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 52.1%
Registered Investment Companies - 52.1%
BNY Mellon Corporate Bond Fund, Cl. M			1,468,571	[i]	17,578,796
BNY Mellon Developed Markets Real Estate Securities Fund, CI. Y			1,562,693	[i]	12,095,243
BNY Mellon Emerging Markets Fund, Cl. M			937,338	[i]	9,251,528
BNY Mellon Floating Rate Income Fund, Cl. Y			835,507	[i]	9,324,259
BNY Mellon High Yield Fund, Cl. I			2,814,277	[i]	14,915,670
BNY Mellon Income Stock Fund, Cl. M			751,628	[i]	5,825,117
BNY Mellon Intermediate Bond Fund, Cl. M			1,878,618	[i]	22,073,764
BNY Mellon International Equity Fund, Cl. Y			1,468,776	[f,i]	31,989,942
BNY Mellon International Fund, Cl. M			20,947	[i]	305,407
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M			2,234,188	[f,i]	37,444,985
BNY Mellon Research Growth Fund, Inc., Cl. Y			1,335,420	[f,i]	24,892,233
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y			783,680	[f,i]	17,585,772

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 52.1% (continued)
Registered Investment Companies - 52.1% (continued)
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y		424,549	[f,i]	8,754,196
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M		1,107,886	[i]	12,109,197
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	5.43	4,114,370	[i]	4,114,370
Total Investment Companies (cost $215,052,406)		228,260,479

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $676,810)	5.43	676,810	[i]	676,810
Total Investments (cost $336,432,636)		101.2%	443,746,846
Liabilities, Less Cash and Receivables		(1.2%)	(5,286,373)
Net Assets		100.0%	438,460,473

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $2,716,630 or .62% of net assets.

b Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $3,713,510 and the value of the collateral was $3,804,603, consisting of cash collateral of $676,810 and U.S. Government & Agency securities valued at $3,127,793. In addition, the value of collateral may include pending sales that are also on loan.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h The fund held Level 3 securities at May 31, 2024. These securities were valued at $398 or .0% of net assets.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	16,097,561	-	16,097,561
Equity Securities - Common Stocks	163,193,012	-	-	163,193,012
Equity Securities - Preferred Stocks	212,000	-	-	212,000
Foreign Governmental	-	574,298	-	574,298
Investment Companies	228,937,289	-	-	228,937,289
Rights	-	-	398	398
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	200,373	-	200,373
U.S. Government Agencies Mortgage-Backed	-	16,313,984	-	16,313,984
U.S. Treasury Securities	-	18,217,931	-	18,217,931

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized appreciation on investments was $107,314,210, consisting of $117,287,137 gross unrealized appreciation and $9,972,927 gross unrealized depreciation

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.